Cash and cash equivalents - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 42	£ 44	£ 32
Held In Countries Prevent From Accessing Cash Balance
Cash and Cash Equivalents [Line Items]
Restricted cash	29	40	29
Held in Escrow Accounts or in Commercial Arrangements
Cash and Cash Equivalents [Line Items]
Restricted cash	£ 13	£ 4	£ 3